Summary Prospectus Supplement	December 31, 2017

Putnam Absolute Return 500 Fund
Summary Prospectus dated February 28, 2017
Putnam Absolute Return 700 Fund
Summary Prospectus dated February 28, 2017
Putnam Dynamic Asset Allocation Balanced Fund
Summary Prospectus dated January 30, 2017
Putnam Dynamic Asset Allocation Conservative Fund
Summary Prospectus dated January 30, 2017
Putnam Dynamic Asset Allocation Growth Fund
Summary Prospectus dated January 30, 2017
Putnam Dynamic Risk Allocation Fund
Summary Prospectus dated September 30, 2017

The section Your fund’s management is supplemented to reflect that each fund’s portfolio managers are now Robert Schoen, James Fetch and Jason Vaillancourt.

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